Putnam Equity Income Fund
The fund's portfolio
8/31/19 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value
Aerospace and defense (4.5%)
General Dynamics Corp.	669,200	$127,997,884
Northrop Grumman Corp.	772,928	284,337,023
Raytheon Co.	837,969	155,292,415

		567,627,322
Airlines (0.7%)
Southwest Airlines Co.	1,875,948	98,149,599

		98,149,599
Auto components (0.7%)
Delphi Automotive PLC	1,180,843	98,210,712

		98,210,712
Automobiles (0.9%)
General Motors Co.	2,970,295	110,168,242

		110,168,242
Banks (12.6%)
Bank of America Corp.	14,065,971	386,954,862
BB&T Corp.(S)	1,610,231	76,727,507
Citigroup, Inc.	5,297,120	340,869,672
JPMorgan Chase & Co.	4,477,810	491,932,207
KeyCorp	3,996,109	66,335,409
PNC Financial Services Group, Inc. (The)	855,193	110,260,033
Wells Fargo & Co.	2,575,275	119,930,557

		1,593,010,247
Beverages (2.2%)
Keurig Dr Pepper, Inc.(S)	1,116,529	30,458,911
Molson Coors Brewing Co. Class B	1,685,098	86,546,633
PepsiCo, Inc.	1,138,133	155,616,925

		272,622,469
Biotechnology (3.4%)
AbbVie, Inc.	2,031,555	133,554,426
Amgen, Inc.	814,474	169,915,566
Gilead Sciences, Inc.	1,928,315	122,525,135

		425,995,127
Building products (1.9%)
Fortune Brands Home & Security, Inc.	1,813,227	92,583,371
Johnson Controls International PLC	3,476,662	148,418,701

		241,002,072
Capital markets (3.0%)
Charles Schwab Corp. (The)	1,320,919	50,551,570
Goldman Sachs Group, Inc. (The)	539,591	110,028,001
KKR & Co., Inc. Class A(S)	5,639,986	145,737,238
State Street Corp.	1,410,500	72,372,755

		378,689,564
Chemicals (2.5%)
Air Products & Chemicals, Inc.	552,640	124,852,429
Dow, Inc.	2,321,600	98,969,808
DuPont de Nemours, Inc.	991,799	67,372,929
Sherwin-Williams Co. (The)	44,502	23,441,429

		314,636,595
Commercial services and supplies (—%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Germany)(NON)(F)(RES)	39	32
New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Germany)(NON)(F)(RES)	16	13

		45
Communications equipment (1.2%)
Cisco Systems, Inc.	3,187,118	149,188,994

		149,188,994
Consumer finance (0.7%)
Capital One Financial Corp.	945,889	81,932,905

		81,932,905
Diversified telecommunication services (2.0%)
AT&T, Inc.	5,067,340	178,674,408
Verizon Communications, Inc.	1,284,352	74,697,912

		253,372,320
Electric utilities (4.5%)
American Electric Power Co., Inc.	2,167,749	197,590,321
Edison International	1,497,433	108,219,483
Exelon Corp.	2,431,070	114,892,368
NextEra Energy, Inc.	653,590	143,188,497

		563,890,669
Electrical equipment (0.7%)
Eaton Corp. PLC	1,124,469	90,767,138

		90,767,138
Energy equipment and services (0.3%)
Halliburton Co.	1,953,801	36,809,611

		36,809,611
Equity real estate investment trusts (REITs) (3.5%)
American Tower Corp.	932,987	214,764,278
Boston Properties, Inc.	693,114	89,009,700
Gaming and Leisure Properties, Inc.	3,364,965	131,637,431

		435,411,409
Food and staples retail (5.0%)
BJ's Wholesale Club Holdings, Inc.(NON)(S)	4,432,747	116,403,936
Kroger Co. (The)	5,200,248	123,141,873
Walgreens Boots Alliance, Inc.	1,178,653	60,335,247
Walmart, Inc.	2,891,825	330,419,925

		630,300,981
Health-care equipment and supplies (2.0%)
Becton Dickinson and Co.	684,846	173,896,096
Danaher Corp.	549,739	78,112,415

		252,008,511
Health-care providers and services (1.4%)
Cigna Corp.	1,112,845	171,344,745

		171,344,745
Hotels, restaurants, and leisure (1.0%)
Hilton Worldwide Holdings, Inc.	1,349,989	124,698,484

		124,698,484
Household durables (0.7%)
HC Brillant Services GmbH (acquisition dates ranging from 8/2/13 to 8/31/16, cost $52) (Private) (Germany)(NON)(F)(RES)	78	64
PulteGroup, Inc.	2,499,074	84,468,701

		84,468,765
Household products (1.6%)
Procter & Gamble Co. (The)	1,620,286	194,806,986

		194,806,986
Independent power and renewable electricity producers (0.9%)
NRG Energy, Inc.	2,991,282	108,882,665

		108,882,665
Industrial conglomerates (0.9%)
General Electric Co.	2,814,290	23,217,893
Honeywell International, Inc.	555,726	91,483,614

		114,701,507
Insurance (3.5%)
American International Group, Inc.	2,921,173	152,017,843
Assured Guaranty, Ltd.	4,158,466	176,942,728
Hartford Financial Services Group, Inc. (The)	1,895,561	110,473,295

		439,433,866
Internet and direct marketing retail (—%)
Global Fashion Group SA (acquired 8/2/13, cost $2,567,154) (Private) (Luxembourg)(NON)(F)(RES)	88,958	219,981

		219,981
IT Services (1.6%)
DXC Technology Co.	1,543,329	51,269,389
Fidelity National Information Services, Inc.	1,056,695	143,942,993

		195,212,382
Machinery (0.5%)
Stanley Black & Decker, Inc.	459,753	61,082,784

		61,082,784
Media (2.7%)
Charter Communications, Inc. Class A(NON)	386,936	158,485,116
Comcast Corp. Class A	4,096,960	181,331,450

		339,816,566
Metals and mining (0.8%)
Alcoa Corp.(NON)	3,205,728	57,478,703
Freeport-McMoRan, Inc. (Indonesia)	5,245,546	48,206,568

		105,685,271
Mortgage real estate investment trusts (REITs) (0.3%)
MFA Financial, Inc.	5,060,276	36,282,179

		36,282,179
Oil, gas, and consumable fuels (8.6%)
BP PLC (United Kingdom)	20,245,945	123,225,562
ConocoPhillips	3,131,060	163,378,711
Encana Corp. (Canada)	7,119,005	31,547,341
Enterprise Products Partners LP	4,683,600	133,529,436
EOG Resources, Inc.	699,585	51,902,211
Exxon Mobil Corp.	2,785,690	190,764,051
Kinder Morgan, Inc.	4,262,722	86,405,375
Marathon Oil Corp.	4,312,480	51,059,763
Occidental Petroleum Corp.	508,686	22,117,667
TOTAL SA (France)	2,032,373	101,386,682
Valero Energy Corp.	1,617,100	121,735,288

		1,077,052,087
Personal products (0.2%)
Coty, Inc. Class A(S)	2,589,791	24,732,504

		24,732,504
Pharmaceuticals (6.8%)
AstraZeneca PLC ADR (United Kingdom)	3,640,393	163,926,897
Eli Lilly & Co.	1,308,375	147,807,124
Johnson & Johnson	1,860,985	238,876,035
Merck & Co., Inc.	2,401,400	207,649,058
Pfizer, Inc.	2,765,508	98,313,809

		856,572,923
Road and rail (1.3%)
Union Pacific Corp.	1,035,092	167,643,500

		167,643,500
Semiconductors and semiconductor equipment (3.0%)
Intel Corp.	2,003,779	94,999,162
NXP Semiconductors NV	588,978	60,158,213
Qualcomm, Inc.	1,757,476	136,678,909
Texas Instruments, Inc.	669,021	82,791,349

		374,627,633
Software (3.1%)
Microsoft Corp.	2,792,602	384,988,112

		384,988,112
Specialty retail (0.9%)
Home Depot, Inc. (The)	506,545	115,446,671

		115,446,671
Technology hardware, storage, and peripherals (1.7%)
Apple, Inc.	1,005,125	209,809,793

		209,809,793
Thrifts and mortgage finance (1.1%)
Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(NON)(F)(RES)	975,809	1,441,739
Radian Group, Inc.	6,193,267	139,658,171

		141,099,910
Trading companies and distributors (0.5%)
United Rentals, Inc.(NON)	571,200	64,294,268

		64,294,268

Total common stocks (cost $8,720,751,545)		$11,986,698,114

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value
Danaher Corp. 4.75% cv. pfd.(S)	61,600	$69,977,600
Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(NON)(F)(RES)	2,664	3,936
Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(NON)(F)(RES)	46,107	75,293
Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(NON)(F)(RES)	67,016	176,837
Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(NON)(F)(RES)	97,206	256,500
Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(NON)(F)(RES)	50,539	143,839
Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(NON)(F)(RES)	109,058	434,206
Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(NON)(F)(RES)	824,290	1,217,873
Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(NON)(F)(RES)	1,042,310	1,539,993
Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(NON)(F)(RES)	3,199,825	4,722,942

Total convertible preferred stocks (cost $78,307,231)		$78,549,019

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds
6.125%, 8/15/29(i)	$865,000	$1,235,099
2.75%, 11/15/47(i)	1,703,000	2,002,847
U.S. Treasury Notes
2.625%, 8/15/20(i)	119,000	120,019
2.25%, 4/30/21(i)	281,000	286,083
2.125%, 9/30/21(i)	20,000	20,423
1.75%, 1/31/23(i)	92,000	93,114
1.75%, 9/30/22(i)	180,000	183,029
1.50%, 10/31/19(i)	272,000	273,102
1.375%, 10/31/20(i)	133,000	133,051

Total U.S. treasury obligations (cost $4,346,767)		$4,346,767

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 2.188%, 10/9/19		$25,000,000	$24,942,222
Atlantic Asset Securitization, LLC asset backed commercial paper 2.124%, 9/20/19		30,000,000	29,962,690
Barclays Bank PLC CCP asset backed commercial paper 2.182%, 11/21/19		50,000,000	49,736,936
Bedford Row Funding Corp. asset backed commercial paper 2.126%, 10/8/19		38,000,000	37,913,921
CAFCO, LLC asset backed commercial paper 2.118%, 10/24/19		45,000,000	44,859,888
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.188%, 10/3/19		25,000,000	24,950,275
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.147%, 10/10/19		21,000,000	20,949,799
Putnam Cash Collateral Pool, LLC 2.32%(AFF)	Shares	21,769,050	21,769,050
Putnam Short Term Investment Fund 2.19%(AFF)	Shares	175,309,998	175,309,998
Regency Markets No. 1, LLC asset backed commercial paper 2.152%, 9/10/19		$18,526,000	18,513,688
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(P)	Shares	6,560,000	6,560,000
U.S. Treasury Bills 1.971%, 11/21/19(SEG)		$735,000	731,874
U.S. Treasury Bills 1.977%, 11/14/19		5,652,000	5,630,163
U.S. Treasury Bills zero %, 10/17/19(i)		2,166,000	2,160,152
Victory Receivables Corp. asset backed commercial paper 2.184%, 9/5/19		25,000,000	24,991,042
Victory Receivables Corp. asset backed commercial paper 2.153%, 9/11/19		30,000,000	29,978,500

Total short-term investments (cost $518,997,663)			$518,960,198
TOTAL INVESTMENTS

Total investments (cost $9,322,403,206)			$12,588,554,098

	FORWARD CURRENCY CONTRACTS at 8/31/19 (aggregate face value $427,044,409) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	9/18/19	$14,838,147	$15,230,101	$391,954
	Barclays Bank PLC
		British Pound	Sell	9/18/19	129,553,656	135,175,165	5,621,509
	Citibank, N.A.
		Canadian Dollar	Sell	10/16/19	28,423,350	28,882,080	458,730
	Goldman Sachs International
		British Pound	Sell	9/18/19	118,490,155	123,625,959	5,135,804
		Canadian Dollar	Sell	10/16/19	25,845,688	26,263,037	417,349
		Euro	Sell	9/18/19	49,920,503	51,224,693	1,304,190
	State Street Bank and Trust Co.
		Euro	Sell	9/18/19	45,463,075	46,643,374	1,180,299

	Unrealized appreciation						14,509,835

	Unrealized (depreciation)						—

	Total						$14,509,835
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,562,511,122.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,233,248, or 0.01% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$135,744,665	$985,219,434	$1,099,195,049	$2,834,726	$21,769,050
	Putnam Short Term Investment Fund**	297,757,049	156,285,265	278,732,316	4,255,382	175,309,998

	Total Short-term investments	$433,501,714	$1,141,504,699	$1,377,927,365	$7,090,108	$197,079,048
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $21,769,050, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $21,312,304.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $262,812.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$593,188,886	$—	$—
Consumer discretionary	532,992,810	—	220,045
Consumer staples	1,122,462,940	—	—
Energy	1,113,861,698	—	—
Financials	2,669,006,932	—	1,441,739
Health care	1,705,921,306	—	—
Industrials	1,405,268,190	—	45
Information technology	1,313,826,914	—	—
Materials	420,321,866	—	—
Real Estate	435,411,409	—	—
Utilities	672,773,334	—	—

Total common stocks	11,985,036,285	—	1,661,829
Convertible preferred stocks	—	69,977,600	8,571,419
U.S. treasury obligations	—	4,346,767	—
Short-term investments	181,869,998	337,090,200	—

Totals by level	$12,166,906,283	$411,414,567	$10,233,248
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$14,509,835	$—

Totals by level	$—	$14,509,835	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$419,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com